Employee Benefit Plans and Postretirement Benefits - Weighted Average Target Asset Allocation For All Plans (Details)	Dec. 31, 2021
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for all plans in asset categories	11.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for all plans in asset categories	44.00%
Cash/Other
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for all plans in asset categories	45.00%